Consolidated Statement of Profit or (Loss) - EUR (€) € in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Continuing Operations
Administrative expenses		€ (75,133)	€ (31,392)		€ (16,769)
Legal Expenses		(5,362)	(633)		(311)
Research and development expenses		(17,947)	(11,149)		(6,219)
Impairment expense		(391)	(4,972)		(9,347)
Other income		2,362	2,583		1,167
Other expenses		(6,853)	(6,911)		(13)
Operating loss		(97,962)	(51,841)		(31,181)
Finance income		2,703	51		140
Finance expense		(5,758)	(3,235)		(99)
Net finance expense		(3,055)	(3,184)		41
Loss before tax		(101,017)	(55,025)		(31,140)
Tax income		17,802	6,929		951
Loss for the year		(83,215)	(48,096)	[1]	(30,189)	[1]
Attributable to:
Owners of the Company		€ (83,215)	€ (48,096)		€ (30,189)
Earnings per share
Basic earnings per share		€ (0.09)	€ (0.05)		€ (0.03)
Diluted earnings per share		€ (0.09)	€ (0.05)		€ (0.03)
Arrival Group [Member]
Continuing Operations
Administrative expenses	€ (102)
Legal Expenses	(3,285)
Operating loss	(3,387)
Loss before tax	(3,387)
Loss for the year	(3,387)
Attributable to:
Owners of the Company	€ (3,387)
Earnings per share
Basic earnings per share	€ (11.29)
Diluted earnings per share	€ (11.29)

[1]	Restated to reflect reclassification of cash flows described in note 2